Vessels and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Vessels and Equipment, Net
The table below summarizes the vessels and equipment, net applicable to the Company:

(in thousands of $)	Vessels and equipment	Dry-docking	Total
Cost
At December 31, 2017	—	—	—
Additions	—	—	—
Newbuildings	819,884	10,000	829,884
Disposals	—	—	—
At December 31, 2018	819,884	10,000	829,884
Additions	—	—	—
Newbuildings	358,531	5,000	363,531
Disposals	—	—	—
At December 31, 2019	1,178,415	15,000	1,193,415

Accumulated depreciation
At December 31, 2017	—	—	—
Charge	15,931	1,475	17,406
Disposals	—	—	—
At December 31, 2018	15,931	1,475	17,406
Charge	26,280	2,455	28,735
Disposals	—	—	—
At December 31, 2019	42,211	3,930	46,141

Net book value
At December 31, 2017	—	—	—
At December 31, 2018	803,953	8,525	812,478
At December 31, 2019	1,136,204	11,070	1,147,274